Pension benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Effect of formerly SFAS No. 158 on the consolidated balance sheet	Consolidated balance sheet position

(In US$ millions)	2013	2012
Non-current liabilities	58	50
Deferred tax	(16)	(14)
Shareholders equity	42	36

Annual pension cost
Annual pension cost

(In US$ millions)	2013	2012	2011
Service cost	14	12	9
Interest cost on prior years' benefit obligation	7	5	5
Gross pension cost for the year	21	17	14
Expected return on plan assets	(4)	(5)	(5)
Administration charges	—	—	—
Net pension cost for the year	17	12	9
Social security cost	2	2	1
Amortization of actuarial gains/losses	2	—	—
Impact of settlement/curtailment funded status	(2)	(4)	—
Total net pension cost	19	10	10

Funded status of the defined benefit plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2013	December 31, 2012
Projected benefit obligations at end of period	180	171
Plan assets at market value	(129)	(122)
Accrued pension liability exclusive social security	51	49
Social security related to pension obligations	7	6
Accrued pension liabilities	58	55

Change in benefit obligations
Change in benefit obligations

(In US$ millions)	2013	2012
Projected benefit obligations at beginning of period	171	128
Interest cost	7	5
Service cost	14	12
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	13	22
Foreign currency translations	(15)	11
Acquisition/transfer members	(8)	(5)
Projected benefit obligations at end of period	180	171

Change in pension plan assets
Change in pension plan assets

(In US$ millions)	2013	2012
Fair value of plan assets at beginning of year	122	91
Estimated return	5	5
Contribution by employer	19	28
Administration charges	—	—
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	—	(6)
Foreign currency translations	(10)	8
Acquisition/transfer members	(5)	(2)
Fair value of plan assets at end of year	129	122

Assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

(In %)	2013	2012	2011
Rate of compensation increase at the end of year	3.75%	3.50%	4.00%
Discount rate at the end of year	4.00%	4.20%	3.90%
Prescribed pension index factor	1.40%	1.40%	1.10%
Expected return on plan assets for the year	4.40%	4.00%	4.80%
Employee turnover	4.00%	3.50%	4.00%
Expected increases in Social Security Base	3.50%	3.25%	3.75%

Weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	2013	2012
Equity securities	4.2%	9.2%
Debt securities	55.7%	52.4%
Real estate	13.9%	18.3%
Money market	24.7%	18.3%
Other	1.5%	1.90%
Total	100.0%	100.0%

Expected annual pension plan contributions under defined benefit plans
Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plans contributions under defined benefit plans for the years 2014-2023. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2013 and include estimated future employee services.

(In US$ millions)	December 31, 2013
2014	19
2015	22
2016	23
2017	24
2018	24
2019-2023	137
Total payments expected during the next 10 years	249